Other Non-Operating Gain/(Loss), Net	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Other Non-Operating Gain/(Loss), Net [Line Items]
OTHER NON-OPERATING GAIN/(LOSS), NET

13     OTHER NON-OPERATING GAIN/(LOSS), NET

Other non-operating gain/ (loss), net consisted of the following for the year ended December 31:

	2024	2023
Change in fair value of put option liability	3	(3)
Income from sale of scrap metal	—	2
Loss on purchase and sale of foreign currency for purchase of government bonds	—	(7)
Other gain/(loss)	(1)	—
Other non-operating gain/(loss), net	2	(8)